Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements [Abstract]
Variable to Fixed Price Commodity Swaps Derivative Instruments [Table Text Block]	Our derivative instruments consist of fixed price commodity swaps.
	Fair Value Measurement
	Level 1	Level 2	Level 3
Crude oil contracts	$-	$1,351,350	$-
Marketable securities	$-	$-	$1,018,573